Form N-1A Cover	12 Months Ended
Jun. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PRINCIPAL EXCHANGE-TRADED FUNDS
Entity Central Index Key	0001572661
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Prospectus Date	Mar. 24, 2025